Leases - Weighted-average remaining lease term (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases, weighted-average remaining lease term (Years)	1 year 9 months 14 days	2 years 10 days
Finance leases, weighted-average remaining lease term (Years)	0 years	0 years
Operating leases, weighted-average discount rate	6.48%	7.42%
Finance leases, weighted-average discount rate	0.00%	0.00%